UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21403

Name of Fund:	Western Asset/Claymore U.S. Treasury Inflation Protected
Securities Fund

Fund Address:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasedena, CA 91101

Registrant’s telephone number, including area code:	(626) 844-9400

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 159.2%

Corporate Bonds and Notes — 23.0%
Aerospace/Defense — 0.3%
The Boeing Company	6.125%	2/15/33	$1,150	$1,231

Automotive — 3.9%
Ford Motor Company	7.450%	7/16/31	7,435	6,725
Ford Motor Company	8.900%	1/15/32	2,175	2,199
General Motors Corporation	8.375%	7/15/33	8,355	7,150

				16,074

Banking and Finance — 0.3%
Fuji Co., Ltd.	9.870%	12/31/49	1,025	1,168A

Cable — 0.5%
Comcast Corporation	6.500%	1/15/15	1,900	2,034

Chemicals — 0.7%
The Dow Chemical Company	7.375%	11/1/29	2,435	2,967

Computer Services and Systems — 1.1%
Electronic Data Systems Corporation	7.450%	10/15/29	4,225	4,516

Electric — 1.9%
Dominion Resources, Inc.	6.250%	6/30/12	1,665	1,783
FirstEnergy Corp.	7.375%	11/15/31	5,375	6,088

				7,871

Energy — 1.5%
CenterPoint Energy, Inc.	6.850%	6/1/15	510	557
Duke Energy Corporation	6.450%	10/15/32	1,150	1,222
Pacific Gas and Electric Company	6.050%	3/1/34	4,000	4,107

				5,886

Environmental Services — 1.5%
Waste Management, Inc.	7.750%	5/15/32	4,995	6,119

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund - Continued

	Rate	Maturity Date	Par/Shares	Value
Food, Beverage and Tobacco — 1.9%
Altria Group, Inc.	7.750%	1/15/27	3,455	3,944
Kraft Foods Inc.	6.500%	11/1/31	2,175	2,402
Tyson Foods, Inc.	7.000%	1/15/28	1,280	1,392

				7,738

Media — 1.5%
News America Incorporated	7.625%	11/30/28	1,790	2,062
Time Warner Inc.	7.700%	5/1/32	3,500	4,155

				6,217

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	4,000	3,818

Oil and Gas — 2.6%
Amerada Hess Corporation	7.300%	8/15/31	3,000	3,383
Amerada Hess Corporation	7.125%	3/15/33	895	995
Conoco Inc.	6.950%	4/15/29	900	1,073
Devon Energy Corporation	7.950%	4/15/32	3,300	4,161
Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	900	1,034

				10,646

Paper and Forest Products — 0.5%
Weyerhaeuser Company	7.375%	3/15/32	1,700	1,987

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	1,200	1,255

Special Purpose — 3.1%
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	3,840	4,633
Sprint Capital Corporation	8.750%	3/15/32	4,610	5,981
Verizon Global Funding Corp.	7.750%	6/15/32	1,665	2,026

				12,640

Telecommunications (Cellular/Wireless) — 0.5%
AT&T Wireless Services Inc.	8.750%	3/1/31	1,410	1,860

Total Corporate Bonds and Notes (Identified Cost — $91,733)				94,027

2

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund - Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 132.3%
Indexed Securities B — 132.3%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	45,758	44,760
United States Treasury Inflation-Protected Security	3.000%	7/15/12	50,959	56,085
United States Treasury Inflation-Protected Security	1.875%	7/15/13	57,451	58,453C
United States Treasury Inflation-Protected Security	2.000%	1/15/14	280,632	287,244
United States Treasury Inflation-Protected Security	2.000%	7/15/14	50,581	51,665
United States Treasury Inflation-Protected Security	1.625%	1/15/15	43,791	43,144

				541,351

Total U.S. Government and Agency Obligations (Identified Cost — $535,626)				541,351

Yankee Bonds D — 3.7%
Foreign Governments — 2.8%
Russian Federation	5.000%	3/31/30	6,200	6,352E
United Mexican States	11.500%	5/15/26	1,410	2,132
United Mexican States	7.500%	4/8/33	2,800	2,968

				11,452

Manufacturing (Diversified) — N.M.
Tyco International Group SA	6.375%	10/15/11	10	11

Special Purpose — 0.9%
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,175	2,845
UFJ Finance Aruba AEC	6.750%	7/15/13	1,025	1,103

				3,948

Total Yankee Bonds (Identified Cost — $14,952)				15,411

Preferred Stocks — 0.2%
Fannie Mae			17 shs	924F

Total Preferred Stocks (Identified Cost — $835)				924
Total Long-Term Securities (Identified Cost — $643,146)				651,713

3

Portfolio of Investments - Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund - Continued

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — 0.9%
Options Purchased — 0.5%
Eurodollar Futures Call, October 2005, Strike Price $96.00.			300	G	116
U. S. Treasury Note Futures Put, June 2005, Strike Price $108.00.			525	G	233
U. S. Treasury Note Futures Put, June 2005, Strike Price $109.00.			1,183	G	869
U. S. Treasury Note Futures Put, June 2005, Strike Price $110.00.			552	G	724

Total Options Purchased					1,942

Repurchase Agreements — 0.4%
Merrill Lynch Government Securities, Inc.
2.8%, dated 3/31/05, to be repurchased at $1,608 on 4/1/05 (Collateral: $1,630 Federal Home Loan Bank notes, 4.25%, due 5/15/09 value $1,668)			1,608		1,608

Total Short-Term Securities (Identified Cost — $3,831)					3,550

Total Investments — 160.1% (Identified Cost — $646,977)					655,263
Other Assets Less Liabilities — (60.1)%					(246,030)

Net Assets — 100.0%					$409,233

	Expiration Date	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Bond Futures	June 2005	72	$(18)
U.S. Treasury Note Futures	June 2005	843	(341)

			$(359)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.3% of net assets.

B	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

C	Collateral to cover futures and options contracts.

D	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

E	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

F	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2005.

G	Par shown represents actual number of contracts

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are generally valued at a readily available market price, or, if a market price is not readily available, fair valued at amortized cost.

Options and Futures

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

4

Item 2 – Controls and Procedures

(a)	The principal executive and principal financial officers of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: May 27, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

Date: May 27, 2005